INVESTMENTS	12 Months Ended
Dec. 31, 2019
INVESTMENTS
INVESTMENTS

5.       INVESTMENTS

Held-to-maturity investments

As of December 31, 2019, the Group’s held-to-maturity investments mainly consisted of principal-guaranteed products that have stated maturity within one year. While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximated their amortized costs considering their short-term maturities and high credit quality. No OTTI loss was recognized for the years ended December 31, 2017, 2018 and 2019.

Interest income of held-to-maturity investments of RMB15,711,  RMB7,022 and RMB5,833 was recognized in the consolidated statements of operations for the years ended December 31, 2017, 2018 and 2019, respectively.

Available-for-sale investments

As of December 31, 2019, the Group’s available-for-sale investments mainly consisted of investments in debt securities. The Group measured the available-for-sale investments at fair value, with changes in fair value deferred in other comprehensive (loss)/income. Changes in fair value of available-for-sale investments, net of tax, for the years ended December 31, 2017, 2018 and 2019 were RMB411,  RMB2,414 and RMB3,839, respectively, recorded in other comprehensive (loss)/income. No OTTI loss was recognized for the years ended December 31, 2017, 2018 and 2019.

Interest income of available-for-sale investments of RMB56,938,  RMB28,989 and RMB24,394 was recognized in the consolidated statements of operations for the years ended December 31, 2017, 2018 and 2019, respectively.

The additional information about cost and fair value of available-for-sale investments as of December 31, 2018 and 2019 is as follows:

December 31, 2018
Unrealized gains in
		Gross unrecognized	accumulated other	Impact of
	Cost	holding gains / (losses)	comprehensive (loss)/income	exchange rate	Fair value
	RMB	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	838,504	—	(2,825)	(114)	835,565

December 31, 2019
Unrealized gains in
		Gross unrecognized	accumulated other	Impact of
	Cost	holding gains / (losses)	comprehensive (loss)/income	exchange rate	Fair value
	RMB	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	460,027	—	1,014	(50)	460,991

Other long-term investments

	December 31,	December 31,
	2018	2019
	RMB	RMB
Equity method investments	170,336	—
Equity securities without readily determinable fair values	47,300	—

Total	217,636	—

As of December 31, 2018, the Group's equity method investments include the equity interests of Nuode Asset Management Co., Ltd. ("Nuode") and Hainan Haijin Yichuang Data Information Service Co., Ltd. ("Haijin Yichuang Data Information"), over which the Group has significant influence but does not own a majority equity interest or otherwise control. The Group recognized its share of profit of RMB5,060 for the year ended December 31, 2017 and its share of loss of RMB9,295 and RMB2,180 for the years ended December 31, 2018 and 2019, respectively.

In March 2019, Dekai Yichuang entered into an agreement to purchase an additional 40% of equity interests of Haijin Yichuang Data Information from a third party for a consideration of RMB28.5 million. As a result, Haijin Yichuang Data Information became a subsidiary controlled by Dekai Yichuang. The assets acquired and liabilities of Haijin Yichuang Data Information as well as the Group's previously held equity interest were measured at their fair values on the acquisition date and were not material. The results of operations of Haijin Yichuang Data Information are included in the consolidated statements of operations since the acquisition date.